Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		$ 233,479			$ 199,504		$ 361,777	$ 404,275
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	¥ 436,794	66,847		¥ 538,660	77,651
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		166,530			121,726
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		$ 102	$ 794		$ 127	$ 987